Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Voyage revenues	$ 397,991	$ 402,928	$ 399,276
General and administrative expenses	(25,118)	(23,860)	(20,444)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	35,887	37,596	34,573
Vessel operating expenses	(19,914)	(12,703)	(10,847)
General and administrative expenses	$ (14,485)	$ (13,708)	$ (11,959)